Note 10 - Property and Equipment, Net (Details Textual)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2009 USD ($)
Depreciation		$ 1,103,000	$ 1,730,000	$ 2,548,000
Real Estate Investment Property, at Cost						$ 8,918,000
Deferred Gain on Sale of Property					$ 129,000
Gain (Loss) on Disposition of Property Plant Equipment		1,726,000	738,000	428,000
Building [Member]
Gain (Loss) on Disposition of Property Plant Equipment	$ 106,000		$ 767,000	458,000
Number of Property, Plant and Equipment Units Sold to Others	5
Building [Member] | One Office Building Unit in China [Member]
Gain (Loss) on Disposition of Assets		$ 1,725,000
Intelligent Power Group [Member]
Asset Impairment Charges				$ 24,000